Valuation And Qualifying Accounts Schedule (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Valuation Of Inventory [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 700	$ 700	$ 700
Additions, Charged to Expense	151	0	0
Additions, Charged to Other	0	0	0
Deductions	0	0	0
Balance at End of Period	851	700	700
Tax Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	0	0	0
Additions, Charged to Expense	21,846	0	0
Additions, Charged to Other	0	0	0
Deductions	0	0	0
Balance at End of Period	$ 21,846	$ 0	$ 0